Net Assets - Regular Distributions Declared (Details) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended	12 Months Ended
	Aug. 08, 2025	May 14, 2025	Mar. 10, 2025	Nov. 08, 2024	Aug. 13, 2024	May 10, 2024	Mar. 14, 2024	Jan. 23, 2024	Nov. 13, 2023	Aug. 10, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Distribution Amount												$ 53,166	$ 815,675	$ 347,088	$ 53,166
Class I
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)													$ 2.5716	$ 2.5716	$ 1.02635
Distribution Amount													$ 662,544	$ 283,401	$ 45,455
Class I | O 2025 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.2143
Distribution Amount				$ 40,299
Class I | O 2025 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.2143
Distribution Amount				$ 43,931
Class I | O 2025 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.2143
Distribution Amount				$ 46,782
Class I | O 2025 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.2143
Distribution Amount			$ 50,430
Class I | O 2025 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.2143
Distribution Amount			$ 52,089
Class I | O 2025 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.2143
Distribution Amount			$ 52,061
Class I | O 2025 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.2143
Distribution Amount		$ 53,575
Class I | O 2025 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.2143
Distribution Amount		$ 60,034
Class I | O 2025 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.2143
Distribution Amount		$ 63,575
Class I | O 2025 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.2143
Distribution Amount	$ 66,353
Class I | O 2025 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.2143
Distribution Amount	$ 68,097
Class I | O 2025 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.2143
Distribution Amount	$ 65,318
Class I | O 2024 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.2143
Distribution Amount								$ 12,121
Class I | O 2024 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.2143
Distribution Amount								$ 13,234
Class I | O 2024 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.2143
Distribution Amount								$ 14,439
Class I | O 2024 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.2143
Distribution Amount							$ 17,944
Class I | O 2024 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.2143
Distribution Amount							$ 19,924
Class I | O 2024 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.2143
Distribution Amount							$ 22,239
Class I | O 2024 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.2143
Distribution Amount						$ 24,786
Class I | O 2024 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.2143
Distribution Amount						$ 26,807
Class I | O 2024 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.2143
Distribution Amount						$ 28,955
Class I | O 2024 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.2143
Distribution Amount					$ 31,339
Class I | O 2024 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.2143
Distribution Amount					$ 34,663
Class I | O 2024 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.2143
Distribution Amount					$ 36,950
Class I | O 2023 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)											$ 0.19925
Distribution Amount											$ 7,195
Class I | O 2023 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)										$ 0.19925
Distribution Amount										$ 8,027
Class I | O 2023 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)										$ 0.19925
Distribution Amount										$ 8,949
Class I | O 2023 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)									$ 0.2143
Distribution Amount									$ 10,153
Class I | O 2023 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)									$ 0.2143
Distribution Amount									$ 11,131
Class S
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)													$ 2.33793	$ 2.33898	$ 0.93007
Distribution Amount													$ 94,459	$ 50,450	$ 6,445
Class S | O 2025 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.19437
Distribution Amount				$ 6,193
Class S | O 2025 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.1963
Distribution Amount				$ 6,546
Class S | O 2025 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.19447
Distribution Amount				$ 6,858
Class S | O 2025 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19519
Distribution Amount			$ 7,233
Class S | O 2025 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19461
Distribution Amount			$ 7,484
Class S | O 2025 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.19514
Distribution Amount			$ 7,736
Class S | O 2025 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19444
Distribution Amount		$ 8,001
Class S | O 2025 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19441
Distribution Amount		$ 8,333
Class S | O 2025 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.19509
Distribution Amount		$ 8,681
Class S | O 2025 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19439
Distribution Amount	$ 8,971
Class S | O 2025 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19505
Distribution Amount	$ 9,194
Class S | O 2025 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.19447
Distribution Amount	$ 9,229
Class S | O 2024 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.1947
Distribution Amount								$ 2,417
Class S | O 2024 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.196
Distribution Amount								$ 2,778
Class S | O 2024 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.19472
Distribution Amount								$ 3,181
Class S | O 2024 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.19528
Distribution Amount							$ 3,554
Class S | O 2024 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.19465
Distribution Amount							$ 3,888
Class S | O 2024 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.19522
Distribution Amount							$ 4,280
Class S | O 2024 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.19454
Distribution Amount						$ 4,462
Class S | O 2024 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.19454
Distribution Amount						$ 4,694
Class S | O 2024 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.1952
Distribution Amount						$ 4,929
Class S | O 2024 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.19454
Distribution Amount					$ 5,116
Class S | O 2024 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.19515
Distribution Amount					$ 5,416
Class S | O 2024 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.19444
Distribution Amount					$ 5,735
Class S | O 2023 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)											$ 0.17975
Distribution Amount											$ 430
Class S | O 2023 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)										$ 0.18033
Distribution Amount										$ 917
Class S | O 2023 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)										$ 0.17971
Distribution Amount										$ 1,214
Class S | O 2023 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)									$ 0.19549
Distribution Amount									$ 1,747
Class S | O 2023 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)									$ 0.19479
Distribution Amount									$ 2,137
Class D
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)													$ 2.50289	$ 2.5032	$ 0.99803
Distribution Amount													$ 58,672	$ 13,237	$ 1,266
Class D | O 2025 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.20844
Distribution Amount				$ 2,923
Class D | O 2025 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.20901
Distribution Amount				$ 3,408
Class D | O 2025 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)				$ 0.20847
Distribution Amount				$ 3,843
Class D | O 2025 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.20868
Distribution Amount			$ 4,270
Class D | O 2025 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.20851
Distribution Amount			$ 4,629
Class D | O 2025 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)			$ 0.20867
Distribution Amount			$ 4,935
Class D | O 2025 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.20846
Distribution Amount		$ 5,248
Class D | O 2025 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.20845
Distribution Amount		$ 5,567
Class D | O 2025 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)		$ 0.20865
Distribution Amount		$ 5,707
Class D | O 2025 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20844
Distribution Amount	$ 5,889
Class D | O 2025 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20864
Distribution Amount	$ 6,122
Class D | O 2025 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)	$ 0.20847
Distribution Amount	$ 6,131
Class D | O 2024 M1 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.20854
Distribution Amount								$ 471
Class D | O 2024 M2 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.20892
Distribution Amount								$ 498
Class D | O 2024 M3 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)								$ 0.20854
Distribution Amount								$ 528
Class D | O 2024 M4 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.20871
Distribution Amount							$ 578
Class D | O 2024 M5 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.20852
Distribution Amount							$ 606
Class D | O 2024 M6 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)							$ 0.20869
Distribution Amount							$ 645
Class D | O 2024 M7 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.20849
Distribution Amount						$ 728
Class D | O 2024 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.20849
Distribution Amount						$ 1,025
Class D | O 2024 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)						$ 0.20868
Distribution Amount						$ 1,585
Class D | O 2024 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.20849
Distribution Amount					$ 1,880
Class D | O 2024 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.20867
Distribution Amount					$ 2,239
Class D | O 2024 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)					$ 0.20846
Distribution Amount					$ 2,454
Class D | O 2023 M8 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)											$ 0.19351
Distribution Amount											$ 134
Class D | O 2023 M9 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)										$ 0.19369
Distribution Amount										$ 228
Class D | O 2023 M10 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)										$ 0.1935
Distribution Amount										$ 235
Class D | O 2023 M11 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)									$ 0.20877
Distribution Amount									$ 292
Class D | O 2023 M12 Dividends
Investment Company, Changes in Net Assets [Line Items]
Net distribution per share (in dollars per share)									$ 0.20856
Distribution Amount									$ 377